Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net operating loss carry forwards	$ 25,134,198	$ 8,480,316	$ 5,742,033	$ 5,742,033	$ 3,921,905
Unabsorbed depreciation carry forwards	107,160	54,438	9,174	9,174	8,399
Retirement benefits	74,587	56,603	53,656	53,656	27,311
Depreciation and amortization	124,269	50,918	25,232	25,232	15,919
Fair value changes on convertible notes			3,967	3,967
Others	241,303	5,965	288,348	288,348	55,267
Total deferred tax assets	25,681,517	8,648,240		6,122,410
Less: valuation allowance	(25,521,208)	(8,565,895)	(6,052,307)	(6,052,307)	(3,994,222)
Deferred tax assets, net of valuation allowance	160,309	82,345		70,103
Deferred tax liabilities:
Intangibles on account of business combination	(523,462)	0	(117,729)	(117,729)	(11,039)
Net deferred tax assets		$ 82,345
Net deferred tax liabilities	$ (363,153)		$ (47,626)	$ (47,626)	$ (9,238)